POST-EMPLOYMENT BENEFIT	12 Months Ended
Dec. 31, 2025
Disclosure of defined benefit plans [abstract]
POST-EMPLOYMENT BENEFIT
NOTE 23 – POST-EMPLOYMENT BENEFIT
23.1 - Post-employment benefit
The Company and its subsidiaries provide their current and future retirees, as well as their dependents, with post‑employment benefits, including pension benefits, health care assistance, and life insurance. These benefits are classified as Defined Benefit (DB), Defined Contribution (DC), Variable Contribution (VC), and Vested Benefit plans.
Due to the Company’s decentralized structure, each entity sponsors its own employee benefit package, as presented in the table below.

Types of post-employment benefits sponsored by AXIA companies
Pension benefit plans
Company	DB Plan	Defined Benefit Plan	DC Plan	Health plan
AXIA Energia	X		X	X
AXIA Energia Sul	X		X	X
AXIA Energia Nordeste	X	X	X	X
AXIA Energia Norte	X		X	X
Currently, all defined benefit, variable contribution and defined contribution plans are closed to new participants. At the end of 2024, the Company approved the maintenance of a single multi‑sponsor defined contribution (DC) plan, which does not meet the requirements of IAS 19 – Employee Benefits, as it does not expose the Company to actuarial risks.
The pension benefit plan exposes the Company to actuarial risks, such as investment risk, interest rate risk, longevity risk, and salary risk.
•Investment risk: The present value of the defined benefit pension plan obligation is calculated using a discount rate determined based on the yields of high‑quality private debt securities. If the return on plan assets is lower than this rate, a plan deficit will arise. Currently, the plan has a relatively balanced investment portfolio comprising equity instruments, debt instruments, and real estate. Due to the long‑term nature of the plan obligations, the pension fund’s board considers it appropriate for a reasonable portion of plan assets to be invested in equities and real estate in order to enhance the returns generated by the fund;
•Interest rate risk: A reduction in the interest rates on securities will increase the plan obligation. However, this effect will be partially offset by an increase in returns on the plan’s debt securities;
•Longevity risk: The present value of the defined benefit plan obligation is calculated by reference to the best estimate of the mortality of plan participants both during and after their period of employment. An increase in the life expectancy of plan participants will increase the plan obligation; and
•Salary risk: The present value of the defined benefit plan obligation is calculated by reference to the future salaries of plan participants. Accordingly, increases in participants’ salaries will result in an increase in the plan obligation.
Post‑employment Benefit Obligations – Amounts Recognized in the Balance Sheet:

	12/31/2025	12/31/2024
Social security plans benefits	3,485,357	3,531,505
Health plans and life insurance	94,934	174,716
Total post-employment benefit obligations	3,580,291	3,706,221

Current	303,832	289,840
Non-current	3,276,459	3,416,381
Total	3,580,291	3,706,221
23.1.1 - Social Security Plans
Amounts Recognized in the Balance Sheet and Income Statement for the Year:

	12/31/2025	12/31/2024
Present value of partially or fully covered actuarial obligations (a)	25,224,907	24,356,023
Asset ceiling	1,560,606	1,766,372
Debt contract	537,357	687,956
(–) Fair value of plan assets (b)	(23,837,513)	(23,278,847)
Immediate available values	603	1,337
Realizable assets	585,776	546,132
Fixed‑income investments	29,298,968	27,835,826
Variable Income Investments	2,120,273	2,268,799
Real estate investments	500,274	493,307
Structured investments	999,176	1,281,812
Loans and financing	317,539	396,303
Pension fund – reserve allocation	131,586	103,483
Others	55	815
(–) Defined contribution plan assets	(8,860,515)	(8,422,867)
(–) Operational liabilities	(112,313)	(139,415)
(–) Contingent liabilities	(239,595)	(205,646)
(–) Investment funds	(225,595)	(204,902)
(–) Administrative funds	(585,776)	(546,132)
(–) Pension funds	(92,943)	(130,005)
Net liabilities (a) + (b)	3,485,357	3,531,504
Income Statement - Social Security Plans

	12/31/2025	12/31/2024
Current service cost	14,786	40,101
Net interest costs	2,625,327	2,559,602
Actuarial expense / (revenue) recognized in the year	2,640,113	2,599,703
23.1.1.1 Present Value of Actuarial Obligations Partially or Fully Covered
The changes in the years ended December 31, 2025, and 2024, referring to social security plans are as follows:

	12/31/2025	12/31/2024
Opening balance as of January 1	24,356,023	29,632,116
Current service cost	14,786	40,101
Interest on actuarial obligation	2,625,021	2,559,602
Benefits paid during the fiscal year	(2,881,514)	(2,910,322)
Normal participant contributions	43,876	9,592
Gain/Loss on actuarial obligations arising from remeasurement	1,066,714	(4,975,066)
Actuarial gains/losses arising from changes in financial assumptions	1,626,301	(3,577,033)
Actuarial gains/losses arising from experience adjustments	(635,915)	(313,175)
Actuarial gains/losses – risk sharing (PED)	76,328	(1,084,858)
Final balance on December 31	25,224,906	24,356,023
23.1.1.2 Fair value of Plan Assets
The fair values of equity and debt instruments are determined based on quoted prices in active markets, whereas the fair values of investments in real estate developments held for lease and income generation are determined using the direct market comparison approach, applying the mathematical procedures recommended by ABNT Standards NBR 14,653‑1 and 14,653‑2, issued by the Brazilian Association of Technical Standards (ABNT).
The movements for the years ended December 31, 2025, and 2024, relating to the pension plans, are as follows:

	12/31/2025	12/31/2024
Opening balance as of January 1	23,278,847	25,989,959
Benefits paid during the fiscal year	(2,881,514)	(2,910,322)
Participant contributions made during the financial year	43,876	9,592
Employer contributions paid during the fiscal year	465,254	441,038
Gain/Loss on plan assets¹	2,931,050	(251,420)
Final balance on December 31	23,837,513	23,278,847
¹As of December 31, 2025, R$ 2,596,753 (R$ 2,253,077 as of December 31, 2024) relates to the expected return on assets for the year (interest income).
.

23.1.2 - Actuarial and Economic Hypotheses
The actuarial assumptions presented below were used to determine the defined benefit obligation and the expense for the year.

Economic Hypotheses
	12/31/2025	12/31/2024
Actual annual actuarial discount interest rate (%)	5.49 to 7.83	5.49 to 8.10
Projection of average wage increase (%)	0.00	0.00 to 0.98
Average annual inflation rate (%)	3.50	3.50
Expected return on plan assets (%)	3.50	3.50
(a)represents the maximum and minimum rates of return on plan assets.

Demographic Assumptions
	12/31/2025	12/31/2024
Table of active and inactive mortality	AT‑2000 Mortality Table (gender‑segregated), smoothed between 10% and 25%, and BR‑EMSsb‑v.2015 (Male and Female).	AT‑2000 Mortality Table (gender‑segregated), smoothed between 0.1% and 25%, and BR‑EMSsb‑v.2015 M&F
Table of mortality of disabled persons	RP‑2000 (Female); PUB‑2010 MI (gender‑segregated); RRB‑1983 (gender‑segregated); AT‑49 (Male); MI‑2006 (segregated); RP‑2000 (segregated); MI‑85 (gender‑segregated); AT‑83 IAM (Male).	RP‑2000 (Female); PUB‑2010 MI (gender‑segregated); RRB‑1983 (gender‑segregated); AT‑49 (Male); MI‑2006 (segregated); RP‑2000 (segregated); MI‑85 (gender‑segregated); AT‑83 IAM (Male).
Table of disability	Álvaro Vindas Mortality Table, smoothed at 50%; Light Mortality (Low); American Group Mortality Table; TASA 1927 Mortality Table, increased by 20%; Light Mortality (Medium).	Álvaro Vindas Mortality Table, smoothed at 50%; Light Mortality (Low); American Group; TASA 1927 Mortality Table, increased by 20%; Light Mortality (Medium).
The determination of the overall rate of return on plan assets considered market practice for Brazilian Federal Government securities, in accordance with the criteria recommended by national and international standards, for terms similar to the cash‑flow durations of the benefit obligations, under the so‑called duration concept.
The projected overall rate of return represents the weighted average of the expected returns for the different classes of plan assets. Management’s assessment of the expected return is based on historical return trends and market analysts’ forecasts for the assets over the term of the related obligation. As of December 31, 2025, the actual return on pension plan assets amounted to a positive R$2,931,050 on a consolidated basis (negative R$251,420 in 2024).
23.1.3 - Health Plans and Life Insurance
Amounts Recognized in the Balance Sheet and Income Statement for the Year:

	12/31/2025	12/31/2024
The Actuarial Present Value obligations	94,934	174,716
Net liability / (asset)	94,934	174,716

Net current service cost	—	9,702
Net interest costs	19,132	14,544
Actuarial expense / (revenue) recognized in the year	19,132	24,246
23.1.4 - The Actuarial Present Value Obligations
The changes in the years ended December 31, 2025, and 2024, referring to health plans and life insurance, are as follows:

	12/31/2025	12/31/2024
Opening balance as of January 1	174,716	162,635
Current service cost	—	9,702
Interest on actuarial obligation	19,132	14,544
Benefits paid in the year	(4,670)	(9,183)
Impact Resulting from Implementations in the Benefits Plan	13,403	—
Past service cost	—	(21,433)
Gain/Loss on actuarial obligations arising from remeasurement	(107,647)	18,451
Actuarial losses arising from changes in demographic assumptions.	(8,132)	(10,201)
Actuarial gains/losses arising from changes in financial assumptions.	3,076	(52,333)
Actuarial gains/losses resulting from adjustments based on experience.	(102,591)	80,985
Final Balance on December 31	94,934	174,716

23.1.4 - Consolidated Actuarial Results
Consolidated Actuarial Results of Defined Benefit Pension Plans, Health Care Plans and Life Insurance Recognized in Other Comprehensive Income (OCI) for the Year:

	12/31/2025	12/31/2024
Actuarial gains/losses recognized in OCI in the financial year - Social security benefit plans, health plans and life insurance	56,990	2,064,281
23.1.5 - Employer Contributions
As of December 31, 2025, the contributions made by the Company for the funding of the mathematical benefit provisions of the Defined Contribution (DC) Plan amounted to R$5,538 ( R$3,211 in 2024) and R$101,684 (R$62,479 in 2024) on a consolidated basis.
As of December 31, 2025, the contributions made by the Company for the funding of the mathematical benefit provisions of the Defined Benefit (DB) Plan amounted to R$46,704 (R$53,157 in 2024) and R$363,569 (R$373,562 in 2024) on a consolidated basis.
As of December 31, 2025, the Company expects to contribute R$26,576 to the defined benefit plan during the next year and R$319,333on a consolidated basis.
The weighted‑average duration of the defined benefit obligation is 7.17 years for the Company, and, on a consolidated basis, the obligation‑weighted average duration is 7.20 years.
Analysis of the expected maturities of undiscounted benefits from post‑employment defined benefit plans over the next ten years:

	2026	2027	2028	2029	2030	2030 onwards	Total
Social Security Program	2,771,503	2,526,661	2,298,920	2,087,285	2,522,521	13,018,323	25,225,213
The significant actuarial assumptions used in determining the defined benefit plan obligations are the discount rate, expected salary increases, and mortality. The sensitivity analyses presented below were determined based on reasonably possible changes in the respective assumptions at the end of the reporting period, with all other assumptions held constant.

	Scenario I (+1%)	Scenario II (-1%)
Defined benefit obligation	1,985,928	(1,717,306)
Expectation of wage growth	(12,481,640)	—
The sensitivity analysis presented may not be representative of the actual change in the defined benefit obligation, as it is unlikely that changes would occur in isolated assumptions, considering that certain assumptions may be correlated.
Furthermore, in preparing the sensitivity analysis, the present value of the defined benefit obligation was calculated using the projected unit credit method at the end of the reporting period, which is the same method applied in calculating the defined benefit obligation liability recognized in the balance sheet.
There were no changes compared to prior periods in the methods and assumptions used in the preparation of the sensitivity analysis.
23.1.6 – Employer Contributions
In the plans designated BD Eletrobras, CD Eletrobras, BD Eletrosul, BD CGTEE, BD Chesf, and CD Furnas, extraordinary contributions for the funding of coverage shortfalls in the reserves that support benefit payments are the responsibility of the Company and of the plan participants and beneficiaries, observing contribution parity, in accordance with the provisions set forth in the respective benefit plan regulations.
In the plans designated BD Chesf and BS Chesf, the subsidiary Chesf is responsible for fully funding the extraordinary contributions required to cover actuarial deficits, as provided for in the regulations of these benefit plans.
The amounts of the extraordinary contributions are subject to specific debt agreements entered into between Chesf and Fachesf, in accordance with the rules established by CNPC Resolution No. 30 of 2018, CNPC Resolution No. 42 of 2021, and Previc Resolution No. 23 of 2023. Matters related to the extraordinary funding of these plans are currently under analysis by the Company. Under the legislation governing private pension schemes in Brazil, extraordinary contributions for the funding of actuarial deficits identified in benefit plans are mandatorily required to be formalized through specific debt agreements, which establish the payment terms and the contribution ratio to be observed between the sponsoring entity and the plan participants and beneficiaries, in accordance with the funding proposal approved by the governance bodies of the private pension entity, always in compliance with the rules set forth in the respective plan regulations.
In judicial rulings involving benefit plans or the administrative management plan that impose financial responsibility on the sponsoring entity, the contribution proportions established in the respective plan regulations are observed, except in cases in which the contribution proportion itself is subject to challenge. Accordingly, even in the context of judicial decisions, the contribution parity between sponsors and plan participants and beneficiaries is respected, notwithstanding the existence of a history of default by participants arising from legal actions that challenge the extraordinary contributions.

23.2 –Payroll

	12/31/2025	12/31/2024
Current
Vacation allowance	160,119	282,101
Payroll	216,529	259,754
Vacation charges	70,029	80,393
13th‑salary charges provision	2,472	7,408
Profit or income sharing	556,928	230,500
13th‑salary charges	52	—
Social security contribution	28,847	48,052
Others	25,880	50,572
	1,060,856	958,780
23.3 - Post‑employment Benefit
The Company had a share‑based compensation plan based on stock options (the “Stock Option Plan”) and a share‑based compensation plan based on restricted shares (the “Restricted Share Plan”).
23.3.1 - Stock Option‑Based Compensation Plan
The share‑based compensation plan based on stock options is designed to provide long‑term incentives linked to the achievement of performance targets, aligning the interests of the Company, its shareholders, and the plan beneficiaries. Under this plan, the potential gains and risks associated with the Company’s performance are shared, which contributes, in particular, to the development of a high‑performance professional culture and to decision‑making that prioritizes long‑term results, the achievement and exceeding of targets, value creation, and the Company’s sustainable growth.
23.3.2 - Restricted Share‑Based Compensation Plan
The Restricted Share‑Based Compensation Plan (the “Restricted Share Plan”) aims to:
(i) retain the Company’s talent who have demonstrated strong high‑performance results and possess qualifications and professional profiles aligned with the Company’s current phase;
(ii) support the attraction of new talent for key positions within the scope of the Company’s ongoing restructuring process; and
(iii) encourage the Company’s sustainable development and growth and the maximization of long‑term value, in alignment with the value drivers of the capitalization process.

Accounting Policy
The Company and its subsidiaries sponsor pension plans, which are generally funded through payments to these pension funds, as determined by periodic actuarial valuations. The Company maintains defined benefit plans, as well as defined contribution and variable contribution plans.
Under defined contribution plans, the Company makes fixed contributions to a separate entity and has no legal or constructive obligation to make additional contributions if the fund does not hold sufficient assets to pay all employee benefits related to services rendered in the current and prior periods under this type of plan.
The Company makes contributions on a mandatory, contractual, or voluntary basis. The Company has no further payment obligation once the contributions have been made. Contributions are recognized as employee benefit expenses when due.
Contributions paid in advance are recognized as an asset to the extent that a cash refund or a reduction in future payments is available.
A defined benefit plan differs from a defined contribution plan in that, under a defined benefit plan, the amount of the retirement benefit to be received by an employee is established in advance and generally depends on one or more factors such as age, length of service, and remuneration.
Under this type of plan, it is necessary to identify plans for which funding deficits are being addressed and whether the participants and/or beneficiaries bear a portion of such deficit. For plans for which a funding solution is in progress, the present value of defined benefit obligations is calculated taking into account contributions from employees or third parties that reduce the final cost of the post‑employment benefits offered by the sponsoring entities, representing the concept of risk sharing.
For plans for which no funding solution is in progress, the Company recognizes as an obligation the excess of the difference between the balance of the current obligation and the fair value of plan assets, without applying risk sharing, in accordance with the guidance set forth in CPAO Opinion No. 013 – “Risk Sharing” – Participation of employees and beneficiaries in the funding of pension plan deficits of closed private pension entities and the related impacts on the balance sheets of sponsoring companies, issued by the Actuarial Pronouncements Committee of the Brazilian Institute of Actuarial Science (IBA).
The liability recognized in the balance sheet in respect of defined benefit plans corresponds to the present value of the defined benefit obligation at the balance sheet date, less the fair value of plan assets. The defined benefit obligation is calculated annually by independent actuaries using the projected unit credit method. The present value of the defined benefit obligation is determined by discounting estimated future cash outflows. The discount rates used are consistent with market yields on securities denominated in the currency in which the benefits will be paid and with maturities similar to those of the corresponding pension plan obligations.
Actuarial gains and losses arise primarily from adjustments resulting from changes in actuarial assumptions and from the performance of plan assets and are recognized in other comprehensive income.
Past service costs are recognized immediately in profit or loss in the year in which a plan amendment occurs.
Certain entities within the Company provide post‑retirement health care benefits to their employees, as well as life insurance coverage for both active and inactive employees. Entitlement to such benefits is generally conditional upon continued employment until retirement age and completion of a minimum period of service, or upon disability while the employee remains in active service.
The expected costs of these benefits are accrued over the period of employment using the same accounting methodology applied to defined benefit pension plans. Actuarial gains and losses, resulting from experience adjustments and changes in actuarial assumptions, are recognized in other comprehensive income over the expected remaining service period of employees. These obligations are assessed annually by qualified independent actuaries.
Long‑term share‑based compensation programs are settled with equity instruments, under which the Company receives employee services in exchange for equity instruments. The fair value of the services received in exchange for the grant of options is recognized as an expense. The total expense is recognized over the vesting period, during which the specific vesting conditions are satisfied.